UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09140
Virtus Institutional Trust

(Exact name of registrant as specified in charter)
101 Munson Street
Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)
Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 243-1574
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
Virtus Institutional Bond Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—8.3%

U.S. Treasury Bond
4.500%, 8/15/39	$47	$61
4.750%, 2/15/41	266	365
4.375%, 5/15/41	185	240
3.750%, 8/15/41	130	152
U.S. Treasury Note 2.625%, 8/15/20	122	131

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $782)		949

MUNICIPAL BONDS—8.6%

California—0.3%
San Diego County Water Authority, Build America Bonds Taxable Series B 6.138%, 5/1/49	30	38

Connecticut—0.5%
Mashantucket Western Pequot Tribe Taxable Series A, 144A ( NATL Insured) 6.910%, 9/1/12(3)	55	52

Florida—0.5%
Miami-Dade County Educational Facilities Authority Taxable University of Miami Series C, 5.459%, 4/1/15	55	60

Kentucky—0.5%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	60	61

Massachusetts—0.7%
Commonwealth of Massachusetts Series C, (AGM Insured) 5.500%, 12/1/22	60	76

Michigan—1.7%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	50	54
State of Michigan Taxable Series B 4.140%, 11/1/20	70	73
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	85	64

		191

New Jersey—0.8%
State Transportation Trust Fund Authority, Build America Bond Taxable Series B 6.561%, 12/15/40	75	94

New York—0.7%
State Dormitory Authority, Cornell University 5.000%, 7/1/37	75	81

Pennsylvania—0.6%
City of Pittsburgh Pension Obligation Taxable Series B, (NATL, FGIC Insured) 6.350%, 3/1/13	65	68

Utah—0.7%
State Transit Authority Taxable Series A(AGM Insured) 5.000%, 6/15/36	70	75

Virginia—0.7%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	125	82

Washington—0.9%
King County Sewer Project (AGM Insured) 5.000%, 1/1/36	65	68
State of Washington, Series B 5.250%, 2/1/36	35	39

		107

TOTAL MUNICIPAL BONDS (Identified Cost $979)		985

FOREIGN GOVERNMENT SECURITIES—0.1%

Republic of Hungary 6.250%, 1/29/20	10	10

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $10)		10

MORTGAGE-BACKED SECURITIES—27.6%

Agency—27.6%
FHLMC
5.500%, 8/1/18	27	29
4.500%, 10/1/18	49	53
FNMA
4.500%, 9/1/18	60	64
5.000%, 11/1/20	60	65
5.500%, 6/1/21	30	32
6.000%, 5/1/29	20	22
7.000%, 11/1/30	6	7

1

Virtus Institutional Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
Agency—(continued)
6.000%, 11/1/31	$13		$15
6.000%, 12/1/32	11		12
5.500%, 4/1/33	64		69
5.500%, 4/1/33	43		48
5.000%, 7/1/33	36		39
6.500%, 8/1/33	93		106
5.500%, 4/1/34	51		56
5.000%, 7/1/35	55		59
5.500%, 12/1/35	67		74
6.500%, 8/1/36	40		44
5.500%, 4/1/37	44		48
5.500%, 4/1/37	28		30
5.500%, 7/1/37	49		54
6.000%, 7/1/37	99		109
6.000%, 9/1/37	12		13
6.500%, 9/1/37	12		13
6.000%, 10/1/37	41		45
6.000%, 2/1/38	49		54
6.000%, 2/1/38	45		50
6.000%, 2/1/38	32		35
5.000%, 3/1/38	77		83
5.500%, 3/1/38	13		14
5.000%, 4/1/38	150		161
5.500%, 6/1/38	126		136
6.000%, 8/1/38	45		49
5.500%, 10/1/38	53		57
5.000%, 1/1/39	61		66
5.000%, 9/1/39	172		185
4.500%, 10/1/39	24		25
5.000%, 10/1/39	260		280
5.000%, 3/1/40	144		156
4.500%, 4/1/40	107		114
4.500%, 8/1/40	291		310
5.000%, 12/1/40	136		147
4.500%, 3/1/41	49		52
GNMA
7.000%, 8/15/29	11		13
6.500%, 12/15/31	3		4
6.500%, 12/15/31	37		42
6.500%, 1/15/32	5		6
6.500%, 3/15/32	4		5

			3,150

Non-Agency—0.0%
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1 5.318%, 9/25/35(2)	—	(5)	—	(5)

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,944)			3,150

ASSET-BACKED SECURITIES—0.3%

UCFC Manufactured Housing 97-3, A4 6.975%, 1/15/29	37		38

TOTAL ASSET-BACKED SECURITIES (Identified Cost $37)			38

CORPORATE BONDS AND NOTES—22.5%

Consumer Discretionary—2.2%
Comcast Corp. 5.875%, 2/15/18	15		18
COX Communications, Inc. 144A 6.250%, 6/1/18(3)	15		18
Echostar DBS Corp. 6.625%, 10/1/14	15		15
Hasbro, Inc. 6.300%, 9/15/17	15		17
Landry’s Restaurants, Inc. 11.625%, 12/1/15	15		15
Penn National Gaming, Inc. 8.750%, 8/15/19	15		16
Polymer Group, Inc. 144A 7.750%, 2/1/19(3)	15		15
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16	20		20
Salvation Army (The) 5.480%, 9/1/17	60		68
Seneca Gaming Corp. 144A 8.250%, 12/1/18(3)	15		15
Time Warner Cable, Inc. 6.750%, 7/1/18	15		18
Wyndham Worldwide Corp. 5.750%, 2/1/18	15		15

			250

Consumer Staples—1.3%
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(3)	20		19
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	20		21
C&S Group Enterprises LLC 144A 8.375%, 5/1/17(3)	20		20
Coca-Cola HBC Finance BV 5.500%, 9/17/15	25		28
Pilgrim’s Pride Corp. 144A 7.875%, 12/15/18(3)	20		15
Reynolds American, Inc. 6.750%, 6/15/17	20		23
Tupperware Brands Corp. 144A 4.750%, 6/1/21(3)	20		20

			146

Energy—1.2%
Energy Transfer Equity LP 7.500%, 10/15/20	5		5
Hilcorp Energy I LP / Hilcorp Finance Co. 144A 7.750%, 11/1/15(3)	20		20

2

Virtus Institutional Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)	$63	$64
Rowan Cos., Inc. 5.000%, 9/1/17	25	26
Tesoro Corp. 6.500%, 6/1/17	20	20

		135

Financials—8.8%
AFLAC, Inc. 8.500%, 5/15/19	20	24
American Express Co. 8.125%, 5/20/19	15	19
American International Group, Inc. 4.875%, 9/15/16	15	14
Banco de Credito del Peru 144A 4.750%, 3/16/16(3)	15	15
Banco Santander SA 144A Chile 5.375%, 12/9/14(3)	30	31
Bank of America Corp. 5.750%, 12/1/17	30	28
Barclays Bank plc 144A 6.050%, 12/4/17(3)	60	55
Berkley (W.R.) Corp. 5.875%, 2/15/13	15	15
BioMed Realty LP 3.850%, 4/15/16	20	20
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	25	27
Capital One Financial Corp. 5.250%, 2/21/17	15	16
CIT Group, Inc. 7.000%, 5/1/16	15	15
CNA Financial Corp. 5.850%, 12/15/14	15	16
Countrywide Financial Corp. 6.250%, 5/15/16	30	27
Credit Suisse 6.000%, 2/15/18	20	20
Deutsche Bank AG Series 1 3.250%, 1/11/16	30	29
DuPont Fabros Technology LP 8.500%, 12/15/17	20	21
Fifth Third Bancorp 4.500%, 6/1/18	20	20
Genworth Financial, Inc. 6.515%, 5/22/18	30	26
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	25	26
HSB Capital I Series B, 1.313%, 7/15/27(2)(4)	120	96
Huntington Bancshares, Inc. 7.000%, 12/15/20	20	23
International Lease Finance Corp. 5.650%, 6/1/14	20	19
Jefferson-Pilot Corp. 4.750%, 1/30/14	15	16
KeyCorp 5.100%, 3/24/21	20	20
Morgan Stanley 4.750%, 4/1/14	10	10
National Retail Properties, Inc. 5.500%, 7/15/21	30	31
PNC Bank NA 4.875%, 9/21/17	115	121
Royal Bank of Scotland plc (The)
3.950%, 9/21/15	15	14
6.125%, 1/11/21	20	20
SunTrust Banks, Inc. 6.000%, 9/11/17	20	22
Tanger Factory Outlet Centers 6.150%, 11/15/15	55	61
UDR, Inc. 5.250%, 1/15/15	20	21
Unum Group 5.625%, 9/15/20	20	22
Westfield Capital Corp., Ltd./ Westfield Finance Authority 144A 5.125%, 11/15/14(3)	20	21
Zions Bancorp 7.750%, 9/23/14	15	16

		997

Health Care—0.3%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	25	26
Universal Health Services, Inc.
7.125%, 6/30/16	8	8
7.000%, 10/1/18	5	5

		39

Industrials—3.7%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	15	15
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(3)	114	112
Continental Airlines, Inc. Pass-Through-Trust 98-1A, 6.648%, 9/15/17	133	133
Delta Air Lines, Inc. Pass-Through-Trust
11-1, A 5.300%, 4/15/19	25	24
10-2A, 2A 4.950%, 5/23/19	39	38
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	20	20
Oshkosh Corp. 8.250%, 3/1/17	15	15
Owens Corning, Inc. 6.500%, 12/1/16	20	22
Ryder System, Inc. 3.600%, 3/1/16	20	21
Teekay Corp. 8.500%, 1/15/20	10	10
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23	15	14

		424

Information Technology—1.1%
Audatex North America, Inc. 144A 6.750%, 6/15/18(3)	10	10
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	55	62
CommScope, Inc. 144A 8.250%, 1/15/19(3)	15	15
Equinix, Inc. 7.000%, 7/15/21	5	5
First Data Corp. 144A 8.875%, 8/15/20(3)	15	14

3

Virtus Institutional Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Spansion LLC 144A 7.875%, 11/15/17(3)	$25	$24

		130

Materials—1.5%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(3)	12	13
Allegheny Technologies, Inc. 9.375%, 6/1/19	10	13
Berry Plastics Corp. 8.250%, 11/15/15	15	15
Carpenter Technology Corp. 5.200%, 7/15/21	25	25
Catalyst Paper Corp. 7.375%, 3/1/14	20	5
Commercial Metals Co. 7.350%, 8/15/18	25	25
CRH America, Inc. 6.000%, 9/30/16	25	27
Georgia Gulf Corp. 144A 9.000%, 1/15/17(3)	15	15
International Paper Co. 9.375%, 5/15/19	15	18
Solo Cup Co. / Solo Cup Operating Corp. 10.500%, 11/1/13	15	15

		171

Telecommunication Services—1.3%
France Telecom S.A. 4.125%, 9/14/21	25	25
Nextel Communications, Inc. Series D 7.375%, 8/1/15	20	19
Qwest Corp. 6.500%, 6/1/17	25	26
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	30	28
Verizon Communications, Inc. 5.500%, 4/1/17	15	17
Vodafone Group plc 6.150%, 2/27/37	10	12
Windstream Corp. 7.750%, 10/15/20	20	20

		147

Utilities—1.1%
Entergy Louisiana LLC 5.400%, 11/1/24	20	23
NRG Energy, Inc. 144A 7.625%, 1/15/18(3)	10	9
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(3)	85	91

		123

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,539)		2,562

TOTAL LONG TERM INVESTMENTS—67.4% (Identified cost $7,291)		7,694

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio — Insitutional Shares (seven-day effective yield 0.090%)	120,390	$120

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $120)		120

TOTAL INVESTMENTS—68.5% (Identified Cost $7,411)		7,814	(1)

Other assets and liabilities, net—31.5%		3,587

NET ASSETS—100.0%		$11,401

Abbreviations:

AGM	Assured Guaranty Municipal Corp.

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).

GNMA	Government National Mortgage Association (“Ginnie Mae”)

NATL	National Public Finance Guarantee Corp.
Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedule of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $725 or 6.4% of net assets.

(4)	Interest payments may be deferred.

(5)	Amount is less than $500.

4

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
Investments in Securities:	2011	Quoted Prices	Inputs

Debt Securities:
Asset-Backed Securities	$38	$—	$38
Corporate Bonds and Notes	2,562	—	2,562
Foreign Government Securities	10	—	10
Mortgage-Backed Securities	3,150	—	3,150
Municipal Bonds	985	—	985
U.S. Government Securities	949	—	949
Equity Securities:
Short-Term Investments	120	120	—

Total Investments	$7,814	$120	$7,694

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the “Fund”), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.
A. SECURITY VALUATION
Security valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.
Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
NOTE 2—FEDERAL INCOME TAX INFORMATION
($ reported in thousands)
At September 30, 2011, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

			Net Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$7,414	$533	$(133)	$400
NOTE 3—SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the notes to schedule of investments.
On November 9, 2011, the Fund was liquidated at its net asset value.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Virtus Institutional Trust

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President
(principal executive officer)
Date 11/23/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President
(principal executive officer)
Date 11/23/11

By (Signature and Title)*	/s/ W. Patrick Bradley W. Patrick Bradley, Chief Financial Officer and Treasurer
(principal financial officer)
Date 11/23/11

*	Print the name and title of each signing officer under his or her signature.